EARNINGS PER SHARE (10K) (Details) (USD $)	3 Months Ended	12 Months Ended				0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013		Jun. 13, 2014	Jul. 28, 2014	Jul. 31, 2013	Jul. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)	3,344,967	3,376,308		9,058,353
June 2012 Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price (in dollars per share)		0.35
Common stock issued from convertible note payable		435,502
Value of convertible notes for which shares were issued		152,000
Secured Convertible Note [Member] | June 2011 Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock issued from convertible note payable						116,667
Annual principal payment						140,000
Secured Convertible Note [Member] | July 2011 Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price (in dollars per share)		1.08
Common stock issued from convertible note payable							115,741
Annual principal payment							$ 125,000	$ 12,501	$ 11,542
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)	1,645,060	1,676,401		4,665,451
Stock Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)	1,699,907	1,699,907		1,014,907
Unvested Restricted Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)		0		0
Common Stock Issuable upon the Assumed Conversion of our Convertible Note Payable from June 2012 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)		0	[1]	3,124,680	[1]
Common Stock Issuable upon the Assumed Conversion of our Convertible Note Payable from June 2011 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)		0	[2]	127,712	[2]
Common Stock Issuable upon the Assumed Conversion of our Convertible Note Payable from July 2011 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)		0	[2]	125,603	[2]

[1]	The outstanding principal balance and the accrued and unpaid interest of the June 2012 Note may have been converted, at the option of Inter-Mountain, into shares of Common Stock at a conversion price of $0.35 per share, subject to certain pricing adjustments and ownership limitations. For the purposes of this Table, we have assumed a conversion price of $0.35 per share and no ownership limitations. On February 27, 2014 and on March 3, 2014, we received conversion notices from Inter-Mountain whereby we issued an aggregate of 435,502 shares of Common Stock for the final payment of approximately $152,000 due under the June 2012 Note.
[2]	On June 13, 2014, Mr. Gray elected to convert the outstanding principal balance ($140,000) of the June 2011 Note and we issued 116,667 shares of Common Stock for such conversion. On July 28, 2014, Mr. Gray elected to convert the outstanding principal balance ($125,000) of the July 2011 Note and we issued 115,741 shares of Common Stock for such conversion.